Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 31,347,786
Operating Loss Carryforwards Expiration Period	2027
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%		21.00%
Indefinite [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 0	$ 16,955,180
Expire [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	14,393,606
Envirotech Drive Systems Inc
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		745,047
Cumulative tax benefit		218,300
ADOMANI, INC. [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards		$ 26,932,029	$ 22,902,141
Operating Loss Carryforwards Expiration Period		2040	2039
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	21.00%
Research & Development Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 274,891
Research & Development Tax Credit Carryforward [Member] | ADOMANI, INC. [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward		$ 274,891	$ 274,891